Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Summary of valuation and qualifying accounts

						$ million
		2022		2021		2020
	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January	584	169	555	186	509	249
Charged to costs and expenses	143	17,471	136	3	214	103
Charged to other accounts[a]	(8)	(27)	(11)	—	2	—
Deductions	(83)	(41)	(96)	(20)	(170)	(166)
Reclassifications	—	(14,522)	—	—	—	—
At 31 December	636	3,050	584	169	555	186
[a]    Principally exchange adjustments.